Shareholder Fees {- Fidelity Women's Leadership Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Women's Leadership Fund Retail PRO-05 | Fidelity Women's Leadership Fund
Shareholder Fees:
(fees paid directly from your investment)	none